Document and Entity Information (USD $)	12 Months Ended
	Dec. 28, 2013	Feb. 22, 2014	Jun. 29, 2013
Document and Entity Information
Entity Registrant Name	Avery Dennison Corp
Entity Central Index Key	0000008818
Document Type	10-K
Document Period End Date	Dec. 28, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-28
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 4,184,795,586
Entity Common Stock, Shares Outstanding		95,999,669
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY